PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
PREMISES AND EQUIPMENT

6.     PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	September 30,
	2011	2010

Land	$10,241	$10,637
Buildings and improvements	20,251	19,135
Furniture, fixtures and equipment	11,995	11,682
	42,487	41,454
Less accumulated depreciation	(16,072)	(14,700)

	$26,415	$26,754

Pursuant to the terms of non-cancelable lease agreements in effect at September 30, 2011 pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2012	$52
2013	—
2014	—
$52

All leases contain options to extend for periods from three to ten years.  Total rent expense for the years ended September 30, 2011, 2010, and 2009 amounted to $101, $161 and $160 respectively.